Other equity - Summary of Share Premium (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Detailed Information About Share Premium Of Equity [line Items]
Total Equity	₨ 64,745	₨ 78,848	₨ 81,844	₨ 78,084
Share premium
Disclosure Of Detailed Information About Share Premium Of Equity [line Items]
Total Equity	₨ 67,165	₨ 67,165	₨ 67,165	₨ 66,376